Investments - Net Investment Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Payments for (Proceeds from) Limited Partnership	$ 128.2